Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2013	2012	2011

Current tax (benefit)	$ (426)	$ (1,822)	$ (1,628)
Deferred tax expense	675	3,501	2,549

Total income tax expense	$ 249	$ 1,679	$ 921